Net Interest Income	12 Months Ended
Dec. 31, 2013
Net Interest Income

Note 17 – Net Interest Income

The components of net interest income were as follows:

(In Millions)	2013	2012	2011
Interest Income
Loans and Leases	$743.1	$828.6	$938.7
Securities – Taxable	237.2	250.6	223.6
– Non-Taxable	11.6	17.7	25.0
Interest-Bearing Deposits with Banks	142.1	176.4	192.8
Federal Reserve Deposits and Other	21.5	14.4	28.5

Total Interest Income	$1,155.5	$1,287.7	$1,408.6

Interest Expense
Deposits	$103.3	$156.7	$230.0
Federal Funds Purchased	1.5	1.2	1.9
Securities Sold under Agreements to Repurchase	0.4	0.4	0.7
Other Borrowings	3.3	4.0	5.5
Senior Notes	74.4	72.0	64.4
Long-Term Debt	37.1	60.3	94.6
Floating Rate Capital Debt	2.4	2.8	2.4

Total Interest Expense	$222.4	$297.4	$399.5

Net Interest Income	$933.1	$990.3	$1,009.1